Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		$ 561,788	$ 439,918
Derivatives		177,206	150,612
Other assets		112,893	92,190
Derivatives		183,953	163,763
Other liabilities		108,591	94,712
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	[1]	3	1
Loans	[1]	209	236
Derivatives	[1]	23	32
Assets	[1]	235	269
Derivatives	[1]	281	115
Liabilities	[1]	281	115
Maximum exposure to loss	[1],[2]	64,591	56,779
Total assets of unconsolidated structured entities	[1]	63,306	55,639
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		12,386	6,688
Assets		12,386	6,688
Maximum exposure to loss	[2]	19,672	12,963
Total assets of unconsolidated structured entities		54,840	45,315
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		2,753	2,541
Assets		2,753	2,541
Derivatives		3	3
Liabilities		3	3
Maximum exposure to loss	[2]	3,710	3,487
Total assets of unconsolidated structured entities		515,340	459,976
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		16,673	12,788
Assets		16,673	12,788
Maximum exposure to loss	[2]	26,094	21,195
Total assets of unconsolidated structured entities		161,430	119,766
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		1,187	1,384
Loans		2,161	1,805
Derivatives		217	98
Other assets		747	455
Assets		4,312	3,742
Deposits		5	167
Derivatives		22	4
Other liabilities			7
Liabilities		27	178
Maximum exposure to loss	[2]	7,796	6,248
Total assets of unconsolidated structured entities		961,750	798,228
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		3,943	3,926
Loans		31,429	21,517
Derivatives		240	130
Other assets		747	455
Assets		36,359	26,028
Deposits		5	167
Derivatives		306	122
Other liabilities			7
Liabilities		311	296
Maximum exposure to loss	[2]	121,863	100,672
Total assets of unconsolidated structured entities		$ 1,756,666	$ 1,478,924

[1]	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $ million as at October 31, 2025 (October 31, 2024 – $37 billion).
[2]	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss is higher than the on-balance sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 23 for further details.